General Information (Details) S/ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Aug. 10, 2021	Nov. 17, 2021 PEN (S/)	Jun. 15, 2021 shares	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
General Information [Abstract]
Total common shares (in Shares) | shares			107,198,601
Percentage of voting rights			12.29%
Percentage of purchase amount	23.90%
Percentage Of purchace shares	12.29%
Percentage of voting, rights	11.61%
Trust Agreement Description				Trust agreement with IG4 as trustee and La Fiduciaria S.A. as Trust, in which, among other aspects, IG4 acquired the voting rights of AENZA’s common shares representing approximately 8.97% of the company for a period of 8 years, which could be automatically renewed for an additional period of 8 years. As a result of the transactions described before, IG4 ended up controlling common shares for a total of 33.87% of the Company’s capital stock.	Trust agreement with IG4 as trustee and La Fiduciaria S.A. as Trust, in which, among other aspects, IG4 acquired the voting rights of AENZA’s common shares representing approximately 8.97% of the company for a period of 8 years, which could be automatically renewed for an additional period of 8 years. As a result of the transactions described before, IG4 ended up controlling common shares for a total of 33.87% of the Company’s capital stock.
Commits to pay				S/ 321.9	$ 41.1
Repayment tenor, description				(i) a repayment tenor of 12 years, (ii) the legal interest rate in domestic and foreign currency, (iii) a total collateral of S/197.0 million through a trust agreement that includes shares issued by a subsidiary of AENZA, a real estate asset guarantee and a debt service guaranty account. Among other conditions, the Agreement includes a restriction to participate in public construction and road maintenance contracts for 2 years from the approval of the Agreement. As at 31 December 2021, we registered the present value of the amounts described before, which amount to S/164.6 million and US$18.9 million (in total S/240.1 million).	(i) a repayment tenor of 12 years, (ii) the legal interest rate in domestic and foreign currency, (iii) a total collateral of S/197.0 million through a trust agreement that includes shares issued by a subsidiary of AENZA, a real estate asset guarantee and a debt service guaranty account. Among other conditions, the Agreement includes a restriction to participate in public construction and road maintenance contracts for 2 years from the approval of the Agreement. As at 31 December 2021, we registered the present value of the amounts described before, which amount to S/164.6 million and US$18.9 million (in total S/240.1 million).
Commission Amount | S/		S/ 67.0
Estimated Amount		52.6		S/ 4.8	$ 1.2
Equivalent of Present Value		S/ 24.5			$ 20.0	$ 12.0